Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

Commitments for property management fees

Future minimum payments under non-cancelable agreements for property management fees consist of the following as of December 31, 2019:

	RMB	US$
2020	5,699	819
2021	5,647	811
2022	5,637	810
2023	4,578	658
2024 and thereafter	17,730	2,546
	39,291	5,644

Commitments for Licensed Copyrights and Produced Content

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of December 31, 2019:

	RMB	US$
2020	8,934,810	1,283,405
2021	6,495,627	933,038
2022	4,246,246	609,935
2023	1,534,438	220,408
2024 and thereafter	1,088,940	156,417
	22,300,061	3,203,203

Capital commitment

As of December 31, 2019, the commitments for purchase of fixed assets are immaterial.

Litigation, claims and assessments

The Group is involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of December 31, 2019. These claims are substantially related to alleged copyright infringement as well as routine and incidental matters to its business, among others. Adverse results in these claims may include awards of damages and may also result in, or even compel, a change in the Group’s business practices, which could impact the Group’s future financial results. The Group has accrued RMB43,571 (US$6,259) in “Accrued expenses and other liabilities” in the consolidated balance sheet as of December 31, 2019 and recognized losses of RMB37,461 (US$5,381) for the year ended December 31, 2019.

The Group is unable to estimate the reasonably possible loss or a range of reasonably possible losses for proceedings in the early stages or where there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. Although the results of unsettled litigations and claims cannot be predicted with certainty, the Group does not believe that, as of December 31, 2019, there was at least a reasonable possibility that the Group may have incurred a material loss, or a material loss in excess of the accrued expenses, with respect to such loss contingencies. The losses accrued include judgments made by the court and out-of-court settlements after December 31, 2019, but related to cases arising on or before December 31, 2019. The Group is in the process of appealing certain judgments for which losses have been accrued.